Other Financial Assets - Schedule of Other Financial Assets (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [abstract]
Restricted deposits held as security and not available for use	$ 119,000	$ 119,000
Current assets	0	0
Non-current assets	119,000	119,000
Other financial assets, Total	$ 119,000	$ 119,000